CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Ordinary shares [Member]	Additional paid-in capital [Member]	Treasury share [Member]	Accumulated other comprehensive income (loss) [Member]	Accumulated deficit [Member]	Total
Balance at Dec. 31, 2019	$ 871	$ 276,112	$ (3,998)	$ (525)	$ (140,609)	$ 131,851
Balance, shares at Dec. 31, 2019	34,520,728
Exercise of share options and restricted share units	$ 25	1,810	0	0	0	1,835
Exercise of share options and restricted share units, shares	861,910
Share-based compensation	$ 0	5,143	0	0	0	5,143
Total other comprehensive income (loss)	0	0	0	671	0	671
Net loss	0	0	0	0	(9,348)	(9,348)
Balance at Dec. 31, 2020	$ 896	283,065	(3,998)	146	(149,957)	130,152
Balance, shares at Dec. 31, 2020	35,382,638
Exercise of share options and restricted share units	$ 33	2,778	0	0	0	2,811
Exercise of share options and restricted share units, shares	1,108,842
Share-based compensation	$ 0	7,960	0	0	0	7,960
Total other comprehensive income (loss)	0	0	0	125	0	125
Net loss	0	0	0	0	(15,040)	(15,040)
Balance at Dec. 31, 2021	$ 929	293,803	(3,998)	271	(164,997)	$ 126,008
Balance, shares at Dec. 31, 2021	36,491,480					36,491,480
Exercise of share options and restricted share units	$ 25	226	0	0	0	$ 251
Exercise of share options and restricted share units, shares	878,563
Share-based compensation	$ 0	9,269	0	0	0	9,269
Total other comprehensive income (loss)	0	0	0	(1,525)	0	(1,525)
Net loss	0	0	0	0	(32,030)	(32,030)
Balance at Dec. 31, 2022	$ 954	$ 303,298	$ (3,998)	$ (1,254)	$ (197,027)	$ 101,973
Balance, shares at Dec. 31, 2022	37,370,043					37,370,043